Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt	Debt
As of December 31, 2025, the principal amount of our outstanding indebtedness totaled $43.8 billion, excluding debt issuance costs, debt discounts and debt premium of $241 million, and our undrawn lines of credit were $11.0 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of December 31, 2025, we remained in compliance with the financial covenants across our various debt facilities.
The following table provides a summary of our indebtedness as of December 31, 2025 and 2024:

	As of December 31,
	2025						2024
Debt obligation	Collateral (number of assets) (a)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (b)	Maturity	Amount outstanding
Unsecured
AerCap Trust (c) & AICDC (d) Notes		$29,000,000	$—	$29,000,000	3.99%	2026-2041	$29,950,000
Revolving credit facilities (e)		9,950,000	9,925,000	25,000	5.39%	2027-2030	25,000
Other unsecured debt		5,220,452	—	5,220,452	5.01%	2027-2032	4,775,000
TOTAL UNSECURED		$44,170,452	$9,925,000	$34,245,452			$34,750,000
Secured
Export credit facilities (f)	40	1,003,129	—	1,003,129	3.18%	2026-2037	974,269
Institutional secured term loans & secured portfolio loans	190	5,292,379	—	5,292,379	4.87%	2027-2034	6,238,520
AerFunding Revolving Credit Facility	22	1,750,000	947,164	802,836	5.47%	2031	1,010,699
Other secured debt	78	341,693	129,227	212,466	5.76%	2026-2041	313,651
Fair value adjustment		—	—	42			356
TOTAL SECURED		$8,387,201	$1,076,391	$7,310,852			$8,537,495
Subordinated
Subordinated notes		2,250,000	—	2,250,000	6.63%	2055-2065	2,250,000
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,250,000
Debt issuance costs, debt discounts and debt premium				(240,983)			(242,984)
	330	$54,807,653	$11,001,391	$43,565,321			$45,294,511

(a)The assets pledged as collateral include 242 aircraft, 83 engines and five helicopters.
(b)The weighted average interest rate for our floating-rate debt of $10.9 billion is calculated based on the applicable U.S. dollar SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(c)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(d)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(e)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(f)An additional $0.9 billion commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
15. Debt (Continued)
As of December 31, 2025, all debt was issued or guaranteed by AerCap, with the exception of the AerFunding Revolving Credit Facility and the Glide Funding term loan facility.
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2025 were as follows:

Maturities of debt financing (a)
2026	$6,219,771
2027	7,349,675
2028	9,312,710
2029	4,836,895
2030	2,108,120
Thereafter	13,979,091
$43,806,262

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Liquidity and capital resources—Contractual obligations.”
During the years ended December 31, 2025, 2024 and 2023, we amortized as interest expense debt issuance costs, debt discounts and debt premium of $60 million, $63 million and $75 million, respectively.
AerCap Trust & AICDC Notes
From time to time, AerCap Trust and AICDC co-issue additional senior unsecured notes (the “AGAT/AICDC Notes”).
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2025:

Maturities of AGAT/AICDC Notes
2026	$5,250,000
2027	4,000,000
2028	6,050,000
2029	2,100,000
2030	1,450,000
Thereafter	10,150,000
$29,000,000
All of the AGAT/AICDC Notes bear interest at fixed rates ranging from 1.75% to 6.45%.
The AGAT/AICDC Notes are jointly and severally and fully and unconditionally guaranteed by AerCap Holdings N.V. and by AerCap Ireland Limited (“AerCap Ireland”), AerCap Aviation Solutions B.V., ILFC and AerCap U.S. Global Aviation LLC. Except as described below, the AGAT/AICDC Notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements. We may redeem each series of the AGAT/AICDC Notes in whole or in part, at any time, at a price equal to 100% of the aggregate principal amount plus the applicable “make-whole” premium plus accrued and unpaid interest, if any, to the redemption date. Certain of the AGAT/AICDC Notes are redeemable at our option, at par.
15. Debt (Continued)
The indentures governing the AGAT/AICDC Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to incur liens on assets and to consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the AGAT/AICDC Notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.
In January 2025, AerCap Trust and AICDC co-issued $750 million aggregate principal amount of 4.875% Senior Notes due 2028 and $750 million aggregate principal amount of 5.375% Senior Notes due 2031.
In October 2025, AerCap Trust and AICDC co-issued $600 million aggregate principal amount of 4.375% Senior Notes due 2030 and $600 million aggregate principal amount of 5.000% Senior Notes due 2035.
In January 2026, AerCap Trust and AICDC co-issued $900 million aggregate principal amount of 4.125% Senior Notes due 2029 and $850 million aggregate principal amount of 4.750% Senior Notes due 2033.
In February 2026, AerCap Trust and AICDC redeemed all of the then-outstanding $500 million aggregate principal amount of their 4.450% Senior Notes due 2026.
Revolving credit facilities
In March 2018, AerCap entered into a $950 million unsecured revolving and term loan facility (the “Asia Revolver”) with a maturity of March 2022. In March 2023, AerCap amended the Asia Revolver and extended its maturity to March 2027.
In March 2014, AICDC entered into a senior unsecured revolving credit facility (the “Citi Revolver I”). In December 2025, AICDC amended and restated the Citi Revolver I, including increasing the size of the facility to $4.65 billion, extending its maturity to June 2030 and updating the commercial terms and financial covenants.
In March 2021, AerCap and AICDC entered into a second unsecured revolving credit facility (the “Citi Revolver II”). In December 2025, the Citi Revolver II was amended to reduce the size to $4.35 billion in addition to updating the commercial terms and the financial covenants such that the financial covenants of both the Citi Revolver I and the Citi Revolver II remain the same.
The obligations under the revolving credit facilities are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. Availability of borrowings under the revolving credit facilities is subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portions of the commitment amounts.
The revolving credit facilities contain covenants customary for unsecured financings of this type, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity and a maximum ratio of unencumbered assets to certain financial indebtedness.
The facilities also contain covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.
15. Debt (Continued)
Other unsecured debt
In April 2025, we prepaid an $850 million unsecured term loan with a maturity of April 2026. We simultaneously amended and extended another unsecured facility. This facility was increased from $545 million to $1.5 billion and its maturity date was extended from March 2026 to January 2029.
Export credit facilities
The principal amounts under the export credit facilities amortize over ten to 12-year terms. The export credit facilities require that Special Purpose Entities (“SPEs”) controlled by the respective borrowers hold legal title to the financed flight equipment. Obligations under the export credit facilities are secured by, among other things, a pledge of the shares of the SPEs.
The obligations under the export credit facilities are guaranteed by AerCap Holdings N.V. and/or certain of its subsidiaries, as well as various export credit agencies.
Institutional secured term loans and secured portfolio loans
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	As of December 31,
	2025				2024
	Collateral (Number of assets) (a) (b)	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
Institutional secured term loans
Setanta	30	$700,000	5.42%	2028	$1,000,000
Hyperion	15	400,000	5.42%	2027	600,000
Secured portfolio loans
Rhenium	18	760,451	5.06%	2032	815,738
Archerfish	14	520,653	5.07%	2030	557,774
Cesium	14	420,252	5.17%	2028	493,744
Other secured facilities	99	2,491,023	4.48%	2027-2034	2,771,264
	190	$5,292,379			$6,238,520

(a)These loans are secured by a combination of aircraft and engines and the equity interests in the borrower and certain SPE subsidiaries of the borrower that own the aircraft and engines.
(b)The assets pledged as collateral include 177 aircraft and 13 engines.
15. Debt (Continued)
Institutional secured term loans
The Hyperion institutional term loan was originally entered into in 2014. The obligations of the borrowers of the loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
The Setanta institutional secured term loan was entered into in 2021. The obligations of the borrowers of the loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
Both the Hyperion loan and the Setanta loan contain customary covenants and events of default for financings of this type, including covenants that limit the ability of the subsidiary borrowers and their subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrowers and their subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.
In July 2025, we exercised our right to partially prepay both our Setanta and Hyperion term loans. We repaid $300 million and $200 million, respectively, of these loans.
Secured portfolio loans
The obligations of each of the respective borrowers under each secured portfolio loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
These loans contain customary covenants and events of default for financings of this type, including covenants that limit the ability of the borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and the borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.
AerFunding Revolving Credit Facility
AerFunding 1 Limited (“AerFunding”) is an SPE whose share capital is owned 95% by a charitable trust and 5% by AerCap Ireland. AerFunding is a consolidated VIE formed for the purpose of acquiring aircraft assets. In April 2006, AerFunding entered into a non-recourse senior secured revolving credit facility which was subsequently increased in size and amended. In December 2025, AerFunding amended this facility, reducing its size by $500 million, updating its commercial terms and extending the revolving period to January 2029, following which there is a 24-month term-out period. The final maturity date of the AerFunding Revolving Credit Facility is January 2031.
Borrowings under the AerFunding Revolving Credit Facility are secured by, among other things, security interests in and pledges or assignments of equity ownership and beneficial interests in all of the subsidiaries of AerFunding, as well as by AerFunding’s interests in the leases of its assets.
Other secured debt
AerCap has entered into a number of financings, provided by a range of banks and non-bank financial institutions, to fund the purchase of aircraft and for general corporate purposes.
The majority of the financings are guaranteed by AerCap and are secured by, among other things, a pledge of the shares of the subsidiaries owning the related aircraft and, in certain cases, a mortgage on the applicable aircraft. All of our financings contain affirmative covenants customary for secured financings of this type.
15. Debt (Continued)
Subordinated debt
The following table provides a summary of the outstanding subordinated debt as of December 31, 2025 and 2024:

	As of December 31,
	2025			2024
	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
ECAPS Subordinated Notes (a)	$1,000,000	6.45%	2065	$1,000,000
2055 Subordinated Notes	750,000	6.95%	2055	750,000
2056 Subordinated Notes	500,000	6.50%	2056	—
2045 Subordinated Notes	—	—	—	500,000
	$2,250,000			$2,250,000

(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”).
ECAPS Subordinated Notes
In December 2005, ILFC issued two tranches of subordinated notes in an aggregate principal amount of $1.0 billion. Both the $400 million and $600 million tranches have a floating interest rate, with margins of 1.800% and 1.550% respectively, plus the highest of three-month Term SOFR plus the appropriate credit adjustment spread, ten-year constant maturity U.S. Treasury, and 30-year constant maturity U.S. Treasury.
Upon consummation of the ILFC Transaction, the subordinated notes were assumed by AerCap Trust, and AerCap Holdings N.V. and certain of its subsidiaries became guarantors. ILFC remains a co-obligor under the indentures governing the subordinated notes. The addition of these subsidiary guarantors did not affect the subordinated ranking of these notes.
The ECAPS contain customary financial tests, including a minimum ratio of equity to total managed assets and a minimum fixed charge coverage ratio. Failure to comply with these financial tests will result in a “mandatory trigger event.” If a mandatory trigger event occurs and we are unable to raise sufficient capital in a manner permitted by the terms of the subordinated debt to cover the next interest payment on the subordinated debt, a “mandatory deferral event” will occur, requiring us to defer all interest payments and prohibiting the payment of cash dividends on AerCap Trust’s or ILFC’s capital stock or its equivalent until both financial tests are met or we have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.
2045 Junior Subordinated Notes
In June 2015, AerCap Trust issued $500 million of junior subordinated notes due 2045 (the “2045 Junior Subordinated Notes”). The 2045 Junior Subordinated Notes bore interest at a fixed interest rate of 6.500% up to June 2025. In June 2025, AerCap Trust redeemed in full the $500 million aggregate principal amount of its 2045 Junior Subordinated Notes, at a redemption price equal to 100% of the principal amount thereof plus accrued and unpaid interest.
15. Debt (Continued)
AGAT/AICDC Junior Subordinated Notes
In July 2024, AerCap Trust and AICDC co-issued $750 million aggregate principal amount of fixed-rate reset junior subordinated notes due 2055 (the “2055 Junior Subordinated Notes”). The 2055 Junior Subordinated Notes currently bear interest at a fixed interest rate of 6.950% and, from and including March 10, 2030 (the “First Reset Date”), will bear interest at a rate equal to the five-year U.S. Treasury Rate plus 2.720%, to be reset on each subsequent five-year anniversary.
In April 2025, AerCap Trust and AICDC co-issued $500 million aggregate principal amount of fixed-rate reset junior subordinated notes due 2056 (the “2056 Junior Subordinated Notes” and, together with the 2055 Junior Subordinated Notes, the “Junior Subordinated Notes”). The 2056 Junior Subordinated Notes currently bear interest at a fixed interest rate of 6.500% and, from January 31, 2031 (the “First Reset Date”), will bear interest at a rate equal to the five-year U.S. Treasury Rate plus 2.441%, to be reset on each subsequent five-year anniversary.
We may defer any interest payments on the Junior Subordinated Notes for up to 20 consecutive semi-annual interest payment periods. During any deferral period, interest will continue to accrue at the then-applicable interest rate on the Junior Subordinated Notes. The Junior Subordinated Notes are fully and unconditionally guaranteed on a junior subordinated basis by AerCap Holdings N.V. and certain of its subsidiaries.
We may, at our option, redeem the Junior Subordinated Notes before their respective maturity dates in whole or in part on any day in the period commencing on the date falling 90 days prior to the applicable First Reset Date and ending on and including the applicable First Reset Date, and on each subsequent interest payment date, at 100% of the principal amount being redeemed plus any accrued and unpaid interest thereon.
The Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of the issuers’ and guarantors’ existing and future equally ranking junior subordinated indebtedness, if any, and are subordinate and junior in right of payment to all of the issuers’ and guarantors’ existing and future senior indebtedness.
Subordinated debt issued by VIEs
AerCap holds subordinated loan notes issued by certain consolidated VIEs. The subordinated debt held by AerCap is eliminated on consolidation of the VIEs.